Commitments and Guarantees (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Guarantees
Total credit support for certain customers	$ 2,007
Credit Support [Member]
Guarantees
Guarantees, Fair Value Disclosure	15
Indemnification Agreement [Member]
Guarantees
Guarantees, Fair Value Disclosure	756
Used Aircraft Order [Member] | GE Capital Aviation Services [Member]
Other Commitments [Abstract]
Long-term purchase commitment	2,144
Aircraft Order List [Member] | GE Capital Aviation Services [Member]
Other Commitments [Abstract]
Long-term purchase commitment	$ 25,232